LEASES (Tables)	6 Months Ended
Mar. 31, 2026
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental unaudited condensed consolidated balance sheet information related to operating leases was as follows:

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Operating lease:
Right-of-use assets, net	$3,690,451	$8,015,874	$1,022,433

Lease liabilities:
Current lease liabilities	$3,423,397	$3,535,572	$450,966
Non-current lease liabilities	555,297	4,848,705	618,457
Total lease liabilities	$3,978,694	$8,384,277	$1,069,423

SCHEDULE OF SUPPLEMENTAL INFORMATION ABOUT OPERATING LEASE

Other supplemental information about the Company’s operating leases as of March 31,

	2025	2026
Weighted average discount rate	5.9%	3.9%
Weighted average remaining lease term (years)	0.6-1.4 years	1.2-2.8 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE UNDER COMPANY’S OPERATING LEASES

The future maturity of lease liabilities under operating leases as of March 31, 2026, were as follows:

For the year ending March 31,	HKD	USD
2027	$3,812,820	$486,329
2028	3,097,014	395,027
2029	1,919,538	244,839
Total minimum lease payments	8,829,372	1,126,195
Less: imputed interest	(445,095)	(56,772)
Future minimum lease payments	$8,384,277	$1,069,423